Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Past-Due Financial Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	¥ 5,212,483	¥ 5,056,614
Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	111,007	97,797
30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	53,051	34,490
90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	57,956	63,307
Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,133,067	2,067,900
Consumer borrowers | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	15,559	12,126
Consumer borrowers | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	4,742	4,481
Consumer borrowers | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	10,817	7,645
Consumer borrowers | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,027,493	1,956,816
Consumer borrowers | Real estate loans | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	12,647	7,959
Consumer borrowers | Real estate loans | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,703	2,536
Consumer borrowers | Real estate loans | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	9,944	5,423
Consumer borrowers | Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	64,600	67,874
Consumer borrowers | Card loans | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	350	355
Consumer borrowers | Card loans | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	350	355
Consumer borrowers | Card loans | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Consumer borrowers | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	40,974	43,210
Consumer borrowers | Other | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,562	3,812
Consumer borrowers | Other | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,689	1,590
Consumer borrowers | Other | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	873	2,222
Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,810,689	1,689,281
Corporate borrowers | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	36,988	44,981
Corporate borrowers | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	16,246	9,896
Corporate borrowers | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	20,742	35,085
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	343,121	301,477
Corporate borrowers | Non-recourse Loans | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables		86,724
Corporate borrowers | Non-recourse Loans | The Americas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables		5,837
Corporate borrowers | Non-recourse Loans | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	200,308
Corporate borrowers | Non-recourse Loans | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	11,478
Corporate borrowers | Non-recourse Loans | 30-89 days past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Non-recourse Loans | 30-89 days past-due | The Americas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables		2,141
Corporate borrowers | Non-recourse Loans | 30-89 days past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	6,022
Corporate borrowers | Non-recourse Loans | 90 days or more past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Non-recourse Loans | 90 days or more past-due | The Americas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables		3,696
Corporate borrowers | Non-recourse Loans | 90 days or more past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	5,456
Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	461,006	415,666
Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	292	229
Corporate borrowers | Other than non-recourse loans | Real estate companies | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	61,853	82,187
Corporate borrowers | Other than non-recourse loans | Real estate companies | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,544	2,455
Corporate borrowers | Other than non-recourse loans | Real estate companies | 30-89 days past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	292	200
Corporate borrowers | Other than non-recourse loans | Real estate companies | 30-89 days past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	363	36
Corporate borrowers | Other than non-recourse loans | Real estate companies | 90 days or more past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	29
Corporate borrowers | Other than non-recourse loans | Real estate companies | 90 days or more past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,181	2,419
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	218,910	225,900
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,983	2,512
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	525,491	577,327
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	19,691	33,948
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | 30-89 days past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,442	1,992
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | 30-89 days past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	7,127	5,527
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | 90 days or more past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	541	520
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | 90 days or more past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	12,564	28,421
Loans to Equity Method Investees
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	21,236	132,053
Loans to Equity Method Investees | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Loans to Equity Method Investees | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Loans to Equity Method Investees | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Net investment in leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,247,491	1,167,380
Net investment in leases | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	58,460	40,690
Net investment in leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	619,333	618,963
Net investment in leases | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	6,154	7,766
Net investment in leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	628,158	548,417
Net investment in leases | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	52,306	32,924
Net investment in leases | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	32,063	20,113
Net investment in leases | 30-89 days past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,234	3,851
Net investment in leases | 30-89 days past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	29,829	16,262
Net investment in leases | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	26,397	20,577
Net investment in leases | 90 days or more past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	3,920	3,915
Net investment in leases | 90 days or more past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	¥ 22,477	¥ 16,662